Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have established policies and processes for assessing, identifying, and managing risks from cybersecurity threats, and have integrated these processes into our overall risk management systems and processes. We routinely assess risks from cybersecurity threats, including any potential unauthorized occurrence on or conducted through our information systems that may result in adverse effects on the confidentiality, integrity, or availability of our information systems or any information residing therein.

We conduct periodic risk assessments to identify cybersecurity threats, as well as assessments in the event of a material change in our business practices that may affect information systems that are vulnerable to such cybersecurity threats. These risk assessments include identification of reasonably foreseeable internal and external risks, the likelihood and potential damage that could result from such risks, and the sufficiency of existing policies, procedures, systems, and safeguards in place to manage such risks.

Following these risk assessments, we evaluate whether and how to re-design, implement, and maintain reasonable safeguards to minimize identified risks; reasonably address any identified gaps in existing safeguards; and regularly monitor the effectiveness of our safeguards. We devote significant resources and designate high-level personnel, including our CFO, who reports to our Board, to manage the risk assessment and mitigation process.

As part of our overall risk management system, we monitor our safeguards and train our employees on these safeguards. Personnel at all levels and departments are made aware of our cybersecurity policies through trainings integrated into new employee onboarding processes and annual employee re-training.

We engage consultants, experts, or other third parties in connection with our risk assessment processes. These third parties assist us in designing and implementing our cybersecurity policies and procedures, as well as in monitoring and testing our safeguards.

We require each third-party service provider who may have access to our systems and/or our sensitive data to confirm that it has the ability to implement and maintain appropriate security measures, consistent with all applicable laws, to implement and maintain reasonable security measures in connection with their work with us, and to promptly report any suspected breach of its security measures that may affect our company.

We have not experienced any cybersecurity incidents that have been determined to be material. For additional information regarding whether any risks from cybersecurity threats are reasonably likely to materially affect our company, including our business strategy, results of operations, or financial condition, please refer to “Item 3. Key information - D. Risk Factors” in this Annual Report on Form 20-F.

Cybersecurity Risk Management Processes Integrated [Text Block]

We have established policies and processes for assessing, identifying, and managing risks from cybersecurity threats, and have integrated these processes into our overall risk management systems and processes. We routinely assess risks from cybersecurity threats, including any potential unauthorized occurrence on or conducted through our information systems that may result in adverse effects on the confidentiality, integrity, or availability of our information systems or any information residing therein.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

One of the key functions of our Board is informed oversight of our risk management process, including risks from cybersecurity threats. Our Board is responsible for monitoring and assessing strategic risk exposure, and our executive officers are responsible for the day-to-day management of the material risks we face. Our Board administers its cybersecurity risk oversight function directly as a whole, as well as through the audit committee.

Cybersecurity Risk Management Positions or Committees Responsible [Text Block]

Our CFO and our management committee on cybersecurity, and outside consultants, who collectively possess significant experience in evaluating, managing, and mitigating security and other risks, including cybersecurity risks, are primarily responsible for assessing and managing our material risks from cybersecurity threats.

Our CFO and our management committee on cybersecurity oversee our cybersecurity policies and processes, including those described in “Risk Management and Strategy” above.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our CFO and our management committee on cybersecurity oversee our cybersecurity policies and processes, including those described in “Risk Management and Strategy” above. The processes by which our CFO and representatives from our management committee on cybersecurity are informed about and monitor the prevention, detection, mitigation, and remediation of cybersecurity incidents include the following:

●	monitoring of Company computer and information systems for potential malware, ransomware and other malicious activity, and remediation of identified issues, including mitigation of identified risks and containment and elimination of any malicious software;

●	mandatory cybersecurity training as part of new employee onboarding along with required annual employee cybersecurity re-training;

●	monitoring of systems and network infrastructure by security information and event management application;

●	prompt incident reporting directly to the Board; and

●	escalation to the Company’s Audit Committee and Board as warranted based upon the nature of the identified issue.

Cybersecurity Risk Role of Management [Text Block]

Our CFO and our management committee on cybersecurity oversee our cybersecurity policies and processes, including those described in “Risk Management and Strategy” above. The processes by which our CFO and representatives from our management committee on cybersecurity are informed about and monitor the prevention, detection, mitigation, and remediation of cybersecurity incidents include the following:

●	monitoring of Company computer and information systems for potential malware, ransomware and other malicious activity, and remediation of identified issues, including mitigation of identified risks and containment and elimination of any malicious software;

●	mandatory cybersecurity training as part of new employee onboarding along with required annual employee cybersecurity re-training;

●	monitoring of systems and network infrastructure by security information and event management application;

●	prompt incident reporting directly to the Board; and

●	escalation to the Company’s Audit Committee and Board as warranted based upon the nature of the identified issue.

Our CFO and/or representatives from our management committee on cybersecurity provide periodic briefings to the Audit Committee regarding our Company’s cybersecurity risks and activities, including any recent cybersecurity incidents and related responses, cybersecurity systems testing, activities of third parties, and the like. Our Audit Committee provides regular updates to the Board on such reports.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

Our CFO and our management committee on cybersecurity oversee our cybersecurity policies and processes, including those described in “Risk Management and Strategy” above. The processes by which our CFO and representatives from our management committee on cybersecurity are informed about and monitor the prevention, detection, mitigation, and remediation of cybersecurity incidents include the following:

●	monitoring of Company computer and information systems for potential malware, ransomware and other malicious activity, and remediation of identified issues, including mitigation of identified risks and containment and elimination of any malicious software;

●	mandatory cybersecurity training as part of new employee onboarding along with required annual employee cybersecurity re-training;

●	monitoring of systems and network infrastructure by security information and event management application;

●	prompt incident reporting directly to the Board; and

●	escalation to the Company’s Audit Committee and Board as warranted based upon the nature of the identified issue.

Our CFO and/or representatives from our management committee on cybersecurity provide periodic briefings to the Audit Committee regarding our Company’s cybersecurity risks and activities, including any recent cybersecurity incidents and related responses, cybersecurity systems testing, activities of third parties, and the like. Our Audit Committee provides regular updates to the Board on such reports.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

One of the key functions of our Board is informed oversight of our risk management process, including risks from cybersecurity threats. Our Board is responsible for monitoring and assessing strategic risk exposure, and our executive officers are responsible for the day-to-day management of the material risks we face. Our Board administers its cybersecurity risk oversight function directly as a whole, as well as through the audit committee.

Our CFO and our management committee on cybersecurity, and outside consultants, who collectively possess significant experience in evaluating, managing, and mitigating security and other risks, including cybersecurity risks, are primarily responsible for assessing and managing our material risks from cybersecurity threats.

Our CFO and our management committee on cybersecurity oversee our cybersecurity policies and processes, including those described in “Risk Management and Strategy” above.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]

Our CFO and our management committee on cybersecurity, and outside consultants, who collectively possess significant experience in evaluating, managing, and mitigating security and other risks, including cybersecurity risks, are primarily responsible for assessing and managing our material risks from cybersecurity threats.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true